DISPOSAL OF ASSETS - Narrative (Details) R$ in Millions, $ in Millions				3 Months Ended		6 Months Ended
	May 31, 2024 USD ($) MW	May 31, 2024 BRL (R$)	May 28, 2024 USD ($) MW	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Disclosure of detailed information about investment property [line items]
Amounts reclassified from OCI to income				$ (551)	$ 556	$ (809)	$ 866
30 MW Hydro Asset
Disclosure of detailed information about investment property [line items]
Hydro power capacity (in MW) | MW			30
Proceeds			$ 15
Disposal group, including discontinued operations, assets			42
Disposition of liabilities			4
Gains (losses) on disposals of investments			(6)
Amounts reclassified from OCI to income			28
30 MW Hydro Asset | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds			67
Gains (losses) on disposals of investments			$ (29)
85 MW Brazil Biomass Facilities Portfolio
Disclosure of detailed information about investment property [line items]
Proceeds	$ 18	R$ 95
Disposal group, including discontinued operations, assets	86
Disposition of liabilities	$ 2
Biomass power capacity | MW	85
85 MW Brazil Biomass Facilities Portfolio | Other Income
Disclosure of detailed information about investment property [line items]
Gains (losses) on disposals of investments	$ (5)
85 MW Brazil Biomass Facilities Portfolio | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Gains (losses) on disposals of investments	9
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable And Institutional Partners
Disclosure of detailed information about investment property [line items]
Proceeds	48	R$ 251
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable And Institutional Partners | Other Income
Disclosure of detailed information about investment property [line items]
Gains (losses) on disposals of investments	(12)
85 MW Brazil Biomass Facilities Portfolio | Brookfield Renewable And Institutional Partners | Other Comprehensive Income (Loss)
Disclosure of detailed information about investment property [line items]
Gains (losses) on disposals of investments	$ 24